SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Sales return allowance	$ 2,500	$ 4,500	$ 2,200
Advance payments	3,238	5,884	10,400
Advertising expense	20	30	20
Government grant	$ 22	81	109
Income tax examination likelihood percentage	greater than 50% likelihood
Concentration risk lender	The Singapore Deposit Protection Board pays compensation up to a limit of S$75,000 (approximately US$56,330) if the bank with which an individual/a company hold its eligible deposit fails.
Bank and cash balances	$ 7,073	1,003
Credit risk	7,100
Postemployment Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 300	$ 200	$ 200